Convertible notes	6 Months Ended
Jun. 30, 2013
Convertible notes [Abstract]
Convertible notes
NOTE 6: Convertible notes

Description	Note Value	BCF Value	Amortized BCF value	Interest accrued
Convertible note issued on April 15, 2011, at a 20% interest rate for six months, convertible to shares of stock at $0.02 per share	124,000	124,000	124,000	109,364
Convertible note issued on April 29, 2011, at a 6% interest rate for one year, convertible to shares of stock at a variable rate upon date of conversion	5,000	10,000	10,000	1,368
Convertible note issued on March 14, 2012, at a 10%interest rate for six months, convertible to shares of stock at a fixed rate of $0.004 per share	40,000	10,000	10,000	2,571
Convertible note issued on May 9, 2012, at a 8% interest rate for nine months, convertible to shares of stock at a variable rate upon date of conversion	71,250	41,321	41,321	11,564
Total	$240,250	$185,321	$185,321	$124,867

On May 9, 2012, the Company entered into a note with Asher Enterprises in the amount of $47,500. Per the Note agreement, the Company is required to hold 5 "times" the amount of shares it would take to convert the note in reserve.  On November 21, 2012, the Company has defaulted on its convertible note with Asher Enterprises which it entered into on May 9, 2012. Per the terms of the agreement, Asher Enterprises triggered the default as the Company was not in compliance with its filing requirements per Securities and Exchange Commission 1934 Exchange Act. As such the Company, as of the date of the default, will accrue for the interest rate of 22% in relation to the terms set within the convertible note agreement, and repayment of 150% the amount of principal of $71,250.